Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 670	$ 617
Receivables, net	542	510
Assets held for sale	13	10
Inventories, net	740	715
Deferred tax assets	11	12
Other current assets	116	90
Total current assets	2,092	1,954
Non-current assets:
Investments in equity-accounted investees	52	45
Other non-current assets	144	128
Property, plant and equipment, net	1,048	1,070
Identified intangible assets, net	755	965
Goodwill	2,358	2,277
Total non-current assets	4,357	4,485
Total assets	6,449	6,439
Current liabilities:
Accounts payable	544	562
Liabilities held for sale	1
Restructuring liabilities - current	103	138
Payroll and related benefits	260	193
Accrued liabilities	245	296
Short-term debt	40	307
Total current liabilities	1,193	1,496
Non-current liabilities:
Long-term debt	3,281	3,185
Pension and postretirement benefits	247	269
Restructuring liabilities	14	32
Other non-current liabilities	168	173
Total non-current liabilities	3,710	3,659
Equity:
Non-controlling interests	245	235
Stockholders' equity:
Common stock, par value €0.20 per share: Authorized: 430,503,000 shares (2012: 430,503,000 shares) Issued and fully paid: 251,751,500 shares (2012: 251,751,500 shares)	51	51
Capital in excess of par value	6,175	6,090
Treasury shares, at cost: 4,170,833 shares (2012: 2,726,000 shares)	(167)	(58)
Accumulated deficit	(5,105)	(5,334)
Accumulated other comprehensive income (loss)	347	300
Total Stockholders' equity	1,301	1,049
Total equity	1,546	1,284
Total liabilities and equity	$ 6,449	$ 6,439